UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300
         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     May 06, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $449,852 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       DBCV  3.000%12/0 00846UAB7     2294  2500000 PRN      SOLE                  2500000        0        0
AMERICAN INTL GROUP INC        COM              026874107     4853    98129 SH       SOLE                    98129        0        0
AWARE INC MASS                 COM              05453N100       33    18000 SH       SOLE                    18000        0        0
BAXTER INTERNATIONAL           RIGHTSCV         071813125        0    66000 SH       SOLE                    66000        0        0
CARDINAL HEALTH INC            COM              14149Y108    37164   652347 SH       SOLE                   652347        0        0
CLOROX CO DEL                  COM              189054109    57925  1254600 SH       SOLE                  1254600        0        0
CORVIS CORP                    COM              221009103       26    40000 SH       SOLE                    40000        0        0
CYPRESS SEMICONDUCTOR CORP     NOTE  4.000% 2/0 232806AE9     9291 10295000 PRN      SOLE                 10295000        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    34604   651680 SH       SOLE                   651680        0        0
FEDERAL NATL MTG ASSN          COM              313586109      248     3800 SH       SOLE                     3800        0        0
I2 TECHNOLOGIES INC            NOTE  5.250%12/1 465754AF6     8386 13976000 PRN      SOLE                 13976000        0        0
I2 TECHNOLOGIES INC            COM              465754109      124   197071 SH       SOLE                   197071        0        0
IRON MTN INC PA                COM              462846106    13529   353700 SH       SOLE                   353700        0        0
LAM RESEARCH CORP              NOTE  4.000% 6/0 512807AE8     1199  1325000 PRN      SOLE                  1325000        0        0
LIZ CLAIBORNE INC              COM              539320101    12878   416500 SH       SOLE                   416500        0        0
MICROSOFT CORP                 COM              594918104    11778   486494 SH       SOLE                   486494        0        0
NETWORK APPLIANCE INC          COM              64120L104      140    12500 SH       SOLE                    12500        0        0
NIKE INC                       CL B             654106103    30351   590250 SH       SOLE                   590250        0        0
PAYCHEX INC                    COM              704326107    18437   671150 SH       SOLE                   671150        0        0
PROGRESSIVE CORP OHIO          COM              743315103    62929  1061016 SH       SOLE                  1061016        0        0
SAFEWAY INC                    COM NEW          786514208    26032  1375150 SH       SOLE                  1375150        0        0
SEALED AIR CORP NEW            PFD CV A $2      81211K209     2800    60900 SH       SOLE                    60900        0        0
SEALED AIR CORP NEW            COM              81211K100      634    15800 SH       SOLE                    15800        0        0
SIEBEL SYS INC                 NOTE  5.500% 9/1 826170AC6      498   500000 PRN      SOLE                   500000        0        0
VIACOM INC                     CL B             925524308    36837  1008677 SH       SOLE                  1008677        0        0
WATERS CORP                    COM              941848103    34752  1642325 SH       SOLE                  1642325        0        0
WELLS FARGO & CO NEW           COM              949746101    41750   927990 SH       SOLE                   927990        0        0
WESTERN WIRELESS CORP          CL A             95988E204      360    64000 SH       SOLE                    64000        0        0